Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Loss Contingencies [Line Items]
Lawsuits filled dates	On December 13 and 18, 2013
General damages seeks against defendants	$ 30
SouthGobi Resources Ltd. [Member]
Loss Contingencies [Line Items]
Lawsuits filled dates	On or about January 6, 2014